Schedule of loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Net loss	$ (4,760,894)	$ (633,257)
Loss attributable to ordinary shareholders	$ (4,760,894)	$ (633,257)
Weighted average number of ordinary shares	13,986,738	8,676,595
Loss per share - Basic	$ (0.34)	$ (0.07)
Loss per share - Diluted	$ (0.34)	$ (0.07)